Offerings - Offering: 1	Jun. 04, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,373,000
Proposed Maximum Offering Price per Unit | $ / shares	31.05
Maximum Aggregate Offering Price	$ 104,731,650
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,463.44
Offering Note
Offering Note(s)

(1)This Registration Statement on Form S-8 (the “Registration Statement”) registers the issuance of up to 3,373,000 shares of Common Stock, par value $0.01 per share (“Common Stock”), of OUTFRONT Media Inc. and options and rights to acquire Common Stock issuable under the OUTFRONT Media Inc. Amended and Restated Omnibus Stock Incentive Plan.

(2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares of Common Stock, which may be offered and issued to prevent dilution resulting from adjustments as a result of stock splits, stock dividends, recapitalizations, reclassifications, reorganizations or other similar transactions.

(3) Pursuant to Rules 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share is based on the average of the high and low sales prices of the Common Stock on the New York Stock Exchange consolidated reporting system on June 2, 2026, and is estimated solely for purposes of calculating the registration fee.